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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         SCSF Equities, LLC
                 -------------------------------
   Address:      5200 Town Center Circle
                 -------------------------------
                 Suite 600
                 -------------------------------
                 Boca Raton, FL 33486
                 -------------------------------

Form 13F File Number:      028-12343
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip E. Brown
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   (561) 394-0550
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Philip E. Brown              New York, NY     August 14, 2008
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

This report is being filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities"). SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands corporation ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Marc J. Leder ("Leder") and Rodger
R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities. Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund or Sun Advisors separately exercises voting or investment discretion over the securities set forth in the information table included herein.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   17
                                        --------------------

Form 13F Information Table Value Total: $            267,342
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                                                SHRS OR
                                                                                SH/PUT/
                                           TITLE OF                   VALUE    (PRN AMT     INVESTMENT    OTHER   VOTING AUTHORITY
          NAME OF ISSUER                    CLASS           CUSIP    (X$1000)  PRN CALL)    DISCRETION   MANAGERS SOLE/SHARED/NONE
------------------------------------ -------------------- --------- --------- ----------- -------------- -------- ----------------
Accuride Corporation                     Common Stock     004398103   14,871   3,499,102  Shared-Defined   None         Sole
American Italian Pasta Company       Class A Common Stock 027070101   32,753   2,888,300  Shared-Defined   None         Sole
ArvinMeritor Incorporated                Common Stock     043353101    7,775    623,000   Shared-Defined   None         Sole
C&D Technologies, Inc.                   Common Stock     124661109   15,935   1,883,530  Shared-Defined   None         Sole
Chesapeake Corporation                   Common Stock     165159104    4,610   1,961,651  Shared-Defined   None         Sole
Coleman Cable, Inc.                      Common Stock     193459302   16,003   1,550,723  Shared-Defined   None         Sole
CVR Energy, Inc.                         Common Stock     12662P108   22,871   1,188,079  Shared-Defined   None         Sole
Design Within Reach, Inc.                Common Stock     250557105    8,781   2,523,200  Shared-Defined   None         Sole
Furniture Brands International, Inc.     Common Stock     360921100   61,214   4,581,881  Shared-Defined   None         Sole
Georgia Gulf Corporation                 Common Stock     373200203   12,467   4,299,132  Shared-Defined   None         Sole
Modine Manufacturing Company             Common Stock     607828100   19,902   1,608,900  Shared-Defined   None         Sole
Nautilus, Inc.                           Common Stock     63910B102   15,864   3,122,853  Shared-Defined   None         Sole
Navistar International Corporation       Common Stock     63934E108   14,001    212,714   Shared-Defined   None         Sole
O'Charley's Inc.                         Common Stock     670823103    3,149    313,000   Shared-Defined   None         Sole
Pier 1 Imports, Inc.                     Common Stock     720279108   16,999   4,941,626  Shared-Defined   None         Sole
Sharper Image Corporation                Common Stock     820013100     79     2,807,458  Shared-Defined   None         Sole
Wilsons The Leather Experts, Inc.        Common Stock     972463103     68      849,869   Shared-Defined   None         Sole